Cover page	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	TORM plc
Amendment Flag	false
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001655891
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024